(LOSS) PER SHARE (Details 1) - shares	Dec. 31, 2023	Dec. 31, 2022
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	9,631,580
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	1,963,420	1,217,300
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	378,740	378,740